Related parties - Bank (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Net loans	SFr 4,100	SFr 2,995
Other assets	208	44
Total assets	4,308	3,039
Liabilities
Due to banks/customer deposits	1,141	1,391
Short-term borrowings	489	0
Long-term debt	15,612	4,263
Other liabilities	851	244
Total liabilities	18,093	5,898
Related party revenues and expenses
Interest and dividend income	2	(2)	SFr 0
Interest expense	(574)	(280)	(276)
Net interest income	(572)	(282)	(276)
Commissions and fees	46	41	0
Other revenues	67	119	121
Net revenues	(459)	(122)	(155)
Total operating expenses	320	152	SFr 201
Related party guarantees
Guarantees	4	35
Credit guarantees and similar instruments
Related party guarantees
Guarantees	4	1
Other guarantees
Related party guarantees
Guarantees	SFr 0	SFr 34